Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions
18. RELATED PARTY
TRANSACTIONS
In the ordinary course of business, Emera provides energy
and other services and enters into
transactions with its subsidiaries, associates and other
related companies on terms similar to those
offered to non-related parties. Intercompany balances
and intercompany transactions have been
eliminated on consolidation, except for the net profit on
certain transactions between non-regulated and
regulated entities in accordance with accounting standards
for rate-regulated entities. All material
amounts are under normal interest and credit terms.
Significant transactions between Emera and its associated companies are as follows:
●
Transactions between NSPI and NSPML
related to the Maritime Link assessment are reported
in the
Consolidated Statements of Income. NSPI’s expense
is reported in Regulated fuel for generation and
purchased power, totalling
$
185
million for the year ended December 31, 2025 (2024
– $
324
million
recovery). NSPML is accounted for as an equity investment,
and therefore corresponding earnings
related to this revenue are reflected in Income from equity
investments.
Natural gas transportation capacity purchases from M&NP,
reported in “Operating revenue – non-
regulated” on the Consolidated Statements of Income,
totalled $
16
million for the year ended
December 31, 2025 (2024 – $ 11
million).
●
On March 5, 2025, NSPI sold development assets associated
with the Wasoqonatl transmission
line
project to WTI for consideration of $ 15
million. The development assets were sold at cost
with no gain
or loss recognized in the Consolidated Statements of Income.
As at December 31, 2025, Emera and its associated companies
had $
32
million due to related parties
(December 31, 2024 – $ 24
million) recorded in “Other Current Liabilities” on the Consolidated
Balance
Sheets.